Earnings per Share (Reconciliation of Net Earnings (Loss) and Weighted Average Number of Shares Outstanding) (Details) (EUR €) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Earnings Per Share [Abstract]
Net earnings used for purpose of computing basic earnings per common share	€ 7,149	€ 186,770	€ 110,639
After-tax equivalent of interest expense on convertible subordinated notes	0	17,670	17,670
Net earnings used for purposes of computing diluted net earnings per common share	€ 7,149	€ 204,440	€ 128,309
Basic weighted average number of shares outstanding during the year used for purpose of computing basic earnings per share (thousands) (in shares)	56,108	55,210	52,435
Dilutive effect of stock options (in shares)	659	570	282
Dilutive effect of convertible subordinated notes (in shares)	0	8,902	8,777
Dilutive weighted average number of shares outstanding (in shares)	56,767	64,682	61,494
Net earnings per share:
Basic net earnings from continuing operations (in euro per share)	€ 0.13	€ 3.38	€ 2.11
Diluted net earnings from continuing operations (in euro per share)	€ 0.13	€ 3.16	€ 2.09